Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Apr 18, 2012
Entity Registrant Name	RESPECT YOUR UNIVERSE, INC.
Entity Central Index Key	0001472601
Entity Filer Category	Smaller Reporting Company

Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash	$ 2,698,719	$ 3,308
Inventory	178,541
Deposits	194,723
Prepaid expenses	536,446
Prepaid stock compensation	1,554,895
Total current assets	5,163,324	3,308
Property and equipment - net	47,349
Other assets
Prepaid stock compensation	297,656
Patents and trademarks - net	17,101
Website development - net	4,667
Total other assets	319,424
Total assets	5,530,097	3,308
Current liabilities
Accounts payable and accrued liabilities	365,067	61,442
Accounts payable - related party	63,177	406,252
Loans payable - related party	25,000	20,000
Total current liabilities	453,244	487,694
Stockholders' equity (deficit)
Common stock, $0.001 par value, 500,000,000 shares authorized; 40,839,628 and 23,995,500 shares issued and outstanding, respectively	40,840	23,996
Additional paid in capital	13,261,289	1,066,054
Deficit accumulated during the development stage	(8,225,276)	(1,574,436)
Total stockholders' equity (deficit)	5,076,853	(484,386)
Total liabilities and stockholders' equity (deficit)	$ 5,530,097	$ 3,308

Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Balance Sheets [Abstract]
Common stock, par value per share	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	40,839,628	23,995,500
Common stock, shares outstanding	40,839,628	23,995,500

Statements of Operations (USD $)	12 Months Ended		37 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Statements of Operations [Abstract]
Revenue	$ 2,821		$ 4,808
Cost of revenue			9,214
Gross profit (loss)	2,821		(4,406)
Operating expenses
Marketing and advertising	830,540		899,510
Marketing and advertising - related party	63,900		63,900
Research and development	10,216		10,216
Research and development - related party	356,144	1,000,701	1,356,845
General and administrative	5,360,971	156,517	5,858,509
Loss on impairment of website	31,890		31,890
Total operating expenses	6,653,661	1,157,218	8,220,870
Net loss	$ (6,650,840)	$ (1,157,218)	$ (8,225,276)
Net loss per common share - basic and diluted	$ (0.2)	$ (0.05)	$ (0.41)
Weighted average number of common shares outstanding during the period - basic and diluted	33,742,783	22,052,911	20,263,232

Statement of Stockholders' Equity (Deficit) (USD $)	Total	Common Stock [Member]	Additional Paid in Capital [Member]	Deficit Accumulated During the Development Stage [Member]	Stock Subscriptions Receivable [Member]
Balance at Nov. 20, 2008		$ 6,250
Balance, shares at Nov. 20, 2008		6,250,000
Net loss	(49,831)			(49,831)
Balance at Dec. 31, 2008	(49,831)	6,250		(49,831)	(6,250)
Balance, shares at Dec. 31, 2008		6,250,000
Receipt of cash on subscription receivable	6,250				6,250
Issuance of common stock for cash, values	136,000	7,855	161,145		(33,000)
Issuance of common stock for cash, shares		7,855,000
Issuance of common stock for services, values	231,600	3,059	228,541
Issuance of common stock for services, shares		3,058,500
Issuance of common stock in conversion of debt, values	106,700	1,067	105,633
Issuance of common stock in conversion of debt, shares		1,067,000
Net loss	(367,387)			(367,387)
Balance at Dec. 31, 2009	63,332	18,231	495,319	(417,218)	(33,000)
Balance, shares at Dec. 31, 2009		18,230,500
Receipt of cash on subscription receivable	33,000				33,000
Issuance of common stock for cash, values	376,500	3,765	372,735
Issuance of common stock for cash, shares		3,765,000
Issuance of common stock for services, values	200,000	2,000	198,000
Issuance of common stock for services, shares		2,000,000
Net loss	(1,157,218)			(1,157,218)
Balance at Dec. 31, 2010	(484,386)	23,996	1,066,054	(1,574,436)
Balance, shares at Dec. 31, 2010	23,995,500	23,995,500
Issuance of common stock and warrants for cash, values	6,124,235	13,917	6,110,318
Issuance of common stock and warrants for cash, shares		13,917,069
Issuance of common stock for services, values	152,699	1,123	151,576
Issuance of common stock for services, shares		1,123,095
Issuance of common stock for future services, values	2,183,440	1,804	2,181,636
Issuance of common stock for future services, shares		1,803,964
Share based compensation	3,751,705		3,751,705
Net loss	(6,650,840)			(6,650,840)
Balance at Dec. 31, 2011	$ 5,076,853	$ 40,840	$ 13,261,289	$ (8,225,276)
Balance, shares at Dec. 31, 2011	40,839,628	40,839,628

Statement of Stockholders' Equity (Deficit) (Parenthetical) (USD $)	1 Months Ended	12 Months Ended
	Dec. 31, 2008	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Stockholders' Equity [Abstract]
Range of prices per share of common stock sold in the period, range minimum		$ 0.1		$ 0.001
Range of prices per share of common stock sold in the period, middle of range				$ 0.01
Range of prices per share of common stock sold in the period, range maximum	$ 0.001	$ 1.27	$ 0.1	$ 0.1
Range of prices per share of common stock sold in the period, additional per share value one		$ 1.16
Range of prices per share of common stock sold in the period, additional per share value two		$ 1.12

Statements of Cash Flows (USD $)	12 Months Ended		37 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (6,650,840)	$ (1,157,218)	$ (8,225,276)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	8,526		8,526
Amortization of prepaid stock compensation	330,889		330,889
Stock issued for services	152,699	200,000	584,299
Share based compensation	3,751,705		3,751,705
Loss on impairment of website	31,890		31,890
Changes in operating assets and liabilities
Increase in inventory	(178,541)		(178,541)
Increase in deposits	(194,723)		(194,723)
Increase in prepaid expenses - other	(536,446)		(536,446)
Increase in accounts payable and accrued liabilities	303,625	467,694	365,067
Increase (decrease) in accounts payable - related party	(343,075)		63,177
Net cash used in operating activities	(3,324,291)	(489,524)	(3,999,433)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(49,127)		(49,127)
Patents and trademarks	(18,269)		(18,269)
Website development	(42,137)		(42,137)
Net cash used in investing activities	(109,533)		(109,533)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from loan payable - stockholder			106,700
Proceeds from loans payable - related party	25,000	20,000	45,000
Repayment of loans payable - related party	(20,000)		(20,000)
Proceeds from sale of common stock and warrants	6,124,235	409,500	6,675,985
Net cash provided by financing activities	6,129,235	429,500	6,807,685
Net increase (decrease) in cash	2,695,411	(60,024)	2,698,719
Cash - beginning of year/period	3,308	63,332
Cash - end of year/period	2,698,719	3,308	2,698,719
Supplemental Disclosure of Cash Flow Information
Cash paid during the year/period for interest
Cash paid during the year/period for taxes
Supplemental Disclosure of Non-Cash Financing Activity
Stock issued in exchange for debt			106,700
Stock issued for future services	$ 2,183,440		$ 2,183,440

Organization and Nature of Operations	12 Months Ended
Dec. 31, 2011
Organization and Nature of Operations [Abstract]
Organization and Nature of Operations	Note 1 Organization and Nature of Operations Respect Your Universe, Inc. ("the Company") was incorporated in the State of Nevada on November 21, 2008 to market a line of athletic apparel.

Liquidity and Management's Plans	12 Months Ended
Dec. 31, 2011
Liquidity And Management's Plans [Abstract]
Liquidity and Management's Plans
Note 2 Liquidity and Management's Plans

As reflected in the accompanying financial statements, the Company had a net loss of $6,650,840 and net cash used in operations of $3,324,291 for the year ended December 31, 2011.

The Company does not yet have a history of financial stability. Historically, the principal source of liquidity has been the issuance of equity securities.

Management believes that the cash balance on December 31, 2011, of approximately $2.7 million, current level of positive working capital, anticipated cash that will be received from expected future sales, and additional funds through the issuance of equity securities will be sufficient to sustain operations for the next twelve months.

However, there can be no assurance that the plans and actions proposed by management will be successful, that the Company will generate anticipated revenues from the sale of its line of mixed martial arts apparel, or that unforeseen circumstances will not require additional funding sources in the future or effectuate plans to conserve liquidity.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Note 3 Summary of Significant Accounting Policies

Development Stage

The Company's financial statements are presented as those of a development stage enterprise. Activities during the development stage primarily include implementation of the business plan, and obtaining additional debt and/or equity related financing.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.

Such estimates and assumptions impact, among others, the following: net realizable value of inventory and potential impairment, valuation and potential impairment of future services to be provided from prepaid stock compensation, valuation and potential impairment associated with intellectual property and website development costs, the fair value of share-based payments, estimates and the valuation allowance for deferred tax assets due to continuing and expected future operating losses.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from estimates.

Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with a maturity of three months or less to be cash equivalents.  There were no cash equivalents at December 31, 2011 and December 31, 2010, respectively.

The Company minimizes its credit risk associated with cash by periodically evaluating the credit quality of its primary financial institution. At December 31, 2011 the cash in the Company's bank accounts exceeded the federally insured limits by $2,472,180.  The Company believes it is not exposed to any significant credit risk on cash and short-term investments due to the temporary unlimited deposit insurance coverage at all FDIC-insured depository institutions through December 31, 2012.

Inventory

At December 31, 2011, the Company had purchased inventory items that it does not yet physically control.  The items purchased are in route but in the possession of the carrier.

Inventory is valued on a lower of cost or market basis based upon the weighted average method of costing inventory.  Inventory consists of finished goods. A provision will be made to reduce excess or obsolete inventory to its net realizable value. The Company has not recorded any adjustments for net realizable value for the year ended December 31, 2011.

Deposits

Deposits are generally required from the manufacturer in order to produce inventory.    At December 31, 2011, the Company had paid deposits for inventory items received in 2012.

Prepaid Expenses

Includes costs incurred for prepaid commissions, insurance, marketing, promotions and professional fees.  All prepaid expenses are amortized over the estimated useful life, which ranges from 1 to 2 years.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation.  Expenditures for property acquisitions, development, construction, improvements and major renewals are capitalized.  The cost of repairs and maintenance is expensed as incurred.  Depreciation is provided principally on the straight-line method over the estimated useful lives of the assets.  Upon sale or other disposition of a depreciable asset, cost and accumulated depreciation are removed from the accounts and any gain or loss is reflected as a gain or loss from operations.

The estimated useful lives are:

Leasehold improvements	1 year
Computers and office equipment	5 years
Software	3 years
Furniture and fixtures	7 years

Property and equipment consist of the following as of December 31, 2011 and 2010:

	2011	2010

Leasehold improvements	$2,400	$-
Computers and office equipment	11,998	-
Computer software	30,500	-
Furniture and fixtures	4,230	-
	49,128	-
Accumulated depreciation	(1,779)	-
	$47,349	$-

Patents and Trademarks

The Company capitalizes the costs associated with the development of its patents and trademarks including legal fees and filing costs.  In the event that legal fees are incurred to defend the patent or trademark rights, those costs are capitalized if the defense of the patent or trademark is successful. If defense of the patent or trademark is unsuccessful, the legal costs of defense and remaining unamortized costs are expensed.  Amortization is provided over the estimated useful life of 5 years using the straight-line method for financial statement purposes.

As of December 31, 2011 and 2010, the Company's patent and trademark costs are as follows:

	2011	2010

Patent and trademark costs	$18,269	$-
Accumulated amortization	(1,168)	-
	$17,101	$-

Website Development

The Company capitalizes the costs associated with the development of its website.  Other costs related to the maintenance of the website are expensed as incurred.  Amortization is provided over the estimated useful life of 3 years using the straight-line method for financial statement purposes.

As of December 31, 2011 and 2010, the Company's website development costs are as follows:

	2011	2010

Website development costs	$4,667	$-
Accumulated amortization	-	-
	$4,667	$-

The new website was placed into service in February 2012.

Impairment of Long Lived Assets

The Company periodically evaluates whether events and circumstances have occurred that may warrant revision of the estimated useful lives of property and equipment or whether the remaining balance of property and equipment should be evaluated for possible impairment.

In December 2011, the Company executed an agreement for the development of a new website to support the expanded web store which is expected to launch during the first quarter of 2012 (see website development note above).  As a result, the Company has determined a significant decrease in the market value of the original website and a significant adverse change in the extent or manner in which the original website will be used in subsequent periods.  An impairment loss, of $31,890, has been recognized for the year ended December 31, 2011.

Revenue Recognition

The Company recognizes product revenue when persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed or determinable, and collectability is probable.

Revenue is recorded net of an allowance for estimated returns, price concessions, and other discounts. Such allowance is reflected as a reduction to accounts receivable when the Company expects to grant credits for such items; otherwise, it is reflected as a liability.

In instances where final acceptance of the product is specified by the customer, revenue is deferred until all acceptance criteria have been met.

Marketing and Advertising

Marketing and advertising costs are expensed as incurred.  Advertising production costs are expensed in the month the advertising runs.  Media placement costs are expensed in the month during which the advertisement appears.  In addition, advertising costs include endorsement expenses and marketing contracts. Accounting for endorsement costs and marketing contracts is based upon the specific contract provisions and are generally expensed over the term of the contract.  The Company recognized marketing and advertising expense of $894,440 and $0 for the years ended December 31, 2011 and 2010, respectively.

Of the total amount expensed, and as reflected on the statement of operations, an allocation has been made to a related party classification for amounts incurred with an entity that the Chairman of the Board has ownership in.

The Company had prepaid marketing and advertising assets of $460,038 and $0 at December 31, 2011 and December 31, 2010, respectively, which is a component of prepaid expenses on the balance sheet.

Research and Development

The Company expenses research and development costs as incurred. Research and development expenses include share based compensation and fees paid to a consultant for the design, development, merchandising, sourcing and production of a clothing line.  Research and development costs for the years ended December 31, 2011 and 2010 were $366,360 and $1,000,701, respectively.

Of the total amount expensed, and as reflected on the statement of operations, an allocation has been made to a related party classification for amounts incurred with an entity that is controlled by the Company's Chief Executive Officer and Chief Operating Officer.

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of the Company's assets and liabilities at tax rates expected to be in effect when such assets or liabilities are realized or settled. Deferred income tax assets are reduced by valuation allowances when necessary.

Assessing whether deferred tax assets are realizable requires significant judgment. The Company considers all available positive and negative evidence, including historical operating performance and expectations of future operating performance. The ultimate realization of deferred tax assets is often dependent upon future taxable income and therefore can be uncertain. To the extent the Company believes it is more likely than not that all or some portion of the asset will not be realized, valuation allowances are established against the Company's deferred tax assets, which increase income tax expense in the period when such a determination is made.

Income taxes include the largest amount of tax benefit for an uncertain tax position that is more likely than not to be sustained upon audit based on the technical merits of the tax position. Settlements with tax authorities, the expiration of statutes of limitations for particular tax positions, or obtaining new information on particular tax positions may cause a change to the effective tax rate. The Company recognizes accrued interest and penalties related to unrecognized tax benefits in the provision for income taxes on the statements of operations.

Risks and Uncertainties

The Company intends to operate in an industry that is subject to intense competition and change in consumer demand. The Company's operations are subject to significant risk and uncertainties including financial and operational risks and the potential risk of business failure. Also see Note 2 regarding liquidity and management's plan.

Share Based Payments

The Company recognizes all forms of share-based payments, including stock option grants, warrants, restricted stock grants and stock appreciation rights, at their fair value on the grant date, which are based on the estimated number of awards that are ultimately expected to vest.

Share based payments, excluding restricted stock, are valued using a Black-Scholes option pricing model.  Share based payment awards issued to non-employees for services rendered are recorded at either the fair value of the services rendered or the fair value of the share-based payment, whichever is more readily determinable. The grants are amortized on a straight-line basis over the requisite service periods, which is generally the vesting period. If an award is granted, but vesting does not occur, any previously recognized compensation cost is reversed in the period related to the termination of service.

When computing fair value, we have considered the following variables:

●	The risk-free interest rate assumption is based on the U.S. Treasury yield for a period consistent with the expected term of the option in effect at the time of the grant.
●	The Company has not paid any dividends on common stock since our inception and do not anticipate paying dividends on our common stock in the foreseeable future.
●	The expected option term is computed using the "simplified" method as permitted under the provisions of Staff Accounting Bulletin ("SAB") 107. SAB 107's guidance was extended indefinitely by SAB 110.
●	The expected volatility is based on the historical volatility of our common stock based on the daily quoted closing trading prices.
●	The forfeiture rate is based on the historical forfeiture rate for our unvested stock options.

Earnings (Loss) per Share

Basic earnings (loss) per share is computed by dividing net income (loss) by weighted average number of shares of common stock outstanding during each period.  Diluted earnings (loss) per share is computed by dividing net income (loss), adjusted for changes in income or loss that resulted from the assumed conversion of convertible shares, by the weighted average number of shares of common stock, common stock equivalents and potentially dilutive securities outstanding during the period.

The Company had the following potential common stock equivalents at December 31, 2011 and 2010:

	2011	2010

Stock options, exercise price $0.69 - $2.26	3,045,295	-
Common stock warrants, conversion price $1.27 - $1.80	5,440,151	-
Total common stock equivalents	8,485,446	-

Since the Company incurred a net loss during 2011 and 2010, the effect of considering any common stock equivalents, if exercisable, would have been anti-dilutive.  A separate computation of diluted earnings (loss) per share is not presented.

The Company has a total of 196,875 unvested options that will vest through September 2015 and a total of 25,000 unvested common stock warrants that will vest evenly at 5,000 per month through May 2012.  All options and warrants are expected to vest without forfeiture.

Fair Value of Financial Instruments

The Company measures assets and liabilities at fair value based on an expected exit price as defined by the authoritative guidance on fair value measurements, which represents the amount that would be received on the sale of an asset or paid to transfer a liability, as the case may be, in an orderly transaction between market participants. As such, fair value may be based on assumptions that market participants would use in pricing an asset or liability. The authoritative guidance on fair value measurements establishes a consistent framework for measuring fair value on either a recurring or non-recurring basis whereby inputs, used in valuation techniques, are assigned a hierarchical level.

The following are the hierarchical levels of inputs to measure fair value:

•	Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

•
Level 2: Inputs reflect quoted prices for identical assets or liabilities in markets that are not active; quoted prices for similar assets or liabilities in active markets; inputs other than quoted prices that are observable for the assets or liabilities; or inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•
Level 3: Unobservable inputs reflecting the Company's assumptions incorporated in valuation techniques used to determine fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available.

The Company's financial instruments consisted primarily of cash, inventory, deposits, prepaid expenses, accounts payable and accrued liabilities, accounts payable - related party, and loans payable - related party. The carrying amounts of the Company's financial instruments generally approximated their fair values as of December 31, 2011 and 2010, respectively, due to the short-term nature of these instruments.

Reclassifications

Certain prior period amounts have been reclassified to conform to current year presentation.  The reclassifications had no effect on financial condition, operations or cash flows.

Recent Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The guidance in ASU 2011-04 changes the wording used to describe the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements, including clarification of the FASB's intent about the application of existing fair value and disclosure requirements and changing a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The amendments in this ASU should be applied prospectively and are effective for interim and annual periods beginning after December 15, 2011. Early adoption by public entities is not permitted. The adoption of this guidance is not expected to have a material impact on the Company's financial position or results of operations.

Commitments - Related Party	12 Months Ended
Dec. 31, 2011
Commitments - Related Party [Abstract]
Commitments - Related Party
Note 4 Commitments - Related Party

Beginning in February 1, 2010, the Company entered into a consulting agreement with Exit 21 Global Solutions, LLC ("Exit 21"), an entity controlled by the Company's Chief Executive Officer and Chief Operating Officer, to assist the Company in the development of a clothing line.

As of December 31, 2011 and 2010 this vendor represents 16% and 87% of accounts payable, respectively.  See also Note 10 (B) for the terms of the consulting agreement with Exit 21 subsequent to December 31, 2011.

The contract had both cash and non-cash components for compensation as follows:

		Common Stock Shares		Common Stock Options
	Cash	Quantity	Fair Market Value	Quantity	Fair Market Value	Total Compensation

February 2010 (1)	$314,860	500,000	$50,000	-	$-	$364,860
May 2010 (1)	585,000	1,500,000	150,000	-	-	735,000
June 2011 (2)	350,000	-	-	600,000	1,305,054	1,655,054
	$1,249,860	2,000,000	$200,000	600,000	$1,305,054	$2,754,914

(1) Fair value of $0.10/share was based upon recent cash offerings to third parties.

(2) In connection with the 600,000 stock options granted on July 1, 2011, the Black-Scholes assumptions used were as follows:

Exercise price	$ 2.26
Expected dividends	0%
Expected volatility	127%
Risk free interest rate	3.22%
Expected life of option	10 years
Expected forfeitures	0%

As of December 31, 2011, these options were fully vested.

Loans Payable	12 Months Ended
Dec. 31, 2011
Loans Payable [Abstract]
Loans Payable
Note 5 Loans Payable

(A)   Loans Payable - Related Party

On August 28, 2010, the Company's then Chief Executive Officer, who is now the Chairman of the Board, loaned the Company $20,000. The loan was non-interest bearing, unsecured and was repaid on August 15, 2011.

On March 8, 2011, an entity affiliated with the Company's then Chief Executive Officer, who is now the Chairman of the Board, loaned the Company $25,000. The loan is non-interest bearing, unsecured and was repaid on March 8, 2012.

(B)  Loans Payable - Stockholder

In 2008, the Company entered into an agreement with a stockholder that advanced $49,831.  The same stockholder advanced an additional $56,869 during 2009.  These advances were non-interest bearing, unsecured, and due on demand. In November 2009, the stockholder exchanged their outstanding debt, totaling $106,700, for 1,067,000 shares of common stock ($0.10/share).  There was no gain or loss recorded on this debt conversion.

Stockholders' Equity (Deficit)	12 Months Ended
Dec. 31, 2011
Stockholders' Equity (Deficit) [Abstract]
Stockholders' Equity (Deficit)
Note 6 Stockholders' Equity (Deficit)

(A)  Stock Issued for Cash

Year Ended December 31, 2008

On November 21, 2008, the Company issued 6,250,000 shares of common stock to its founders, for a subscription receivable of $6,250 ($0.001/share), which was received in 2009.

Year Ended December 31, 2009

The Company issued 7,855,000 shares of common stock for a total of $169,000 ($0.001 - $0.10/share).  Of the total proceeds raised, $33,000 was received in 2010.

Year Ended December 31, 2010

The Company issued 3,765,000 shares of common stock for $376,500 ($0.10/share).

Year Ended December 31, 2011

The Company issued 8,501,918 shares of common stock for $2,875,140 ($0.10 - $1.00/share), net of direct offering costs of $13,478.

(B)  Stock Issued for Cash and Warrants - Private Placement dated June 2011

The Company issued 5,415,151 shares for $3,249,095 ($0.60/share), net of direct offering costs in the amount of $5,000.  The Company also issued the holders one stock purchase warrant with a maturity of 2 years. The exercise price is $1.80 and requires a mandatory conversion by the holder if the market price of the common stock reaches $3.60 for at least ten consecutive trading days. The warrants issued entitled the holders to purchase an additional 5,415,151 shares of the Company's common stock.

(C)  Stock Issued for Services

Year Ended December 31, 2009

The Company issued 3,058,500 shares of common stock to consultants, in exchange for services rendered, for at total of $231,600 ($0.001 - $0.10/share), based upon the fair value of the services rendered.

Year Ended December 31, 2010

The Company issued 2,000,000 shares of common stock to consultants, in exchange for services rendered, having a fair value of $200,000 ($0.10/share), based upon the fair value of the services rendered.

Year Ended December 31, 2011

The Company issued 1,123,095 shares of common stock, in exchange for services rendered having a fair value of $152,699 ($0.10 - $1.16/share), based upon the quoted closing trading price.

(D) Prepaid Stock Compensation

During year ended December 31, 2011, the Company issued 1,803,964 shares of common stock for future services, having a fair value of $2,183,440 ($1.12 - $1.27/share), based upon the quoted closing trading price.

The following represents the allocation of prepaid stock compensation as of December 31, 2011:

	Short-Term	Long-Term	Total

Prepaid stock compensation - December 31, 2010	$-	$-	$-
Prepaid issuances of stock for services	1,885,784	297,656	2,183,440
Amortization of prepaid stock compensation	(330,889)	-	(330,889)
Prepaid stock compensation - December 31, 2011	$1,554,895	$297,656	$1,852,551

(E)  Stock Options

On June 10, 2011, the Company adopted the 2011 Incentive Award Plan ("the Plan"). The total number of shares of stock which may be granted by options or certain stock awards shall not exceed 5,000,000. The Plan indicates that the exercise price of an award is equivalent to the market value of the Company's common stock on the grant date.

In addition to the 600,000 options issued for services discussed in Note 4, the Company had the following stock option grants during 2011:

	Quantity		Vesting Schedule
Date	Granted	Fair Value	2011	2012 and Thereafter	Expiration

June 2011	1,800,000	$1,149,664	1,650,000	75,000 on 06/10/12 and 75,000 6/10/13	5 - 10	Years
July 2011	350,000	761,282	350,000	-	10	Years
August 2011	228,670	282,067	228,670	-	10	Years
September 2011	13,500	19,816	13,500	-	10	Years
October 2011	250,000	298,836	203,125	46,875 Over 4 years	10	Years
	2,642,170	$2,511,665	2,445,295

The Black-Scholes assumptions used are as follows:

Exercise price	$0.69 - $2.26
Expected dividends	0%
Expected volatility	127% - 136%
Risk free interest rate	1.92% - 3.22%
Expected life of option	5-10 years
Expected forfeitures	0%

The following is a summary of the Company's stock option activity:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Average Intrinsic Value

Balance - December 31, 2010	-	$-
Granted	3,242,170	$1.24
Exercised	-	$-
Forfeited	-	$-
Outstanding - December 31, 2011	3,242,170	$1.24	8.58 years	$558,000
Exercisable - December 31, 2011	3,045,295	$1.26	8.76 years	$511,500

Grant date fair value of options - 2011	$3,816,718
Weighted average grant date fair value - 2011	$1.18

Outstanding options held by related parties - 2011	1,728,670
Exercisable options held by related parties - 2011	1,728,670
Fair value of stock options held by related parties - 2011	$2,638,169

During 2011, the Company expensed $3,705,306 related to stock option grants.

(F)  Warrants

In addition to the 5,415,151 warrants issued in connection with the June 2011 private placement discussed in Note 6 (B), the Company issued the following warrants for services rendered in 2011:

	Quantity		Vesting Schedule
Date	Granted	Fair Value	2011	2012	Expiration

August 2011	50,000	$92,798	25,000	25,000	3 Years

During 2011, the Company expensed $46,399 related to stock warrants issued for services. The remaining unamortized $46,399 associated with the grant of 50,000 warrants noted above will be recognized as selling and administrative expense during 2012.

The Black-Scholes assumptions used are as follows:

Exercise price	$1.27
Expected dividends	0%
Expected volatility	128%
Risk free interest rate	0.55%
Expected life of warrant	3 years
Expected forfeitures	0%

The following is a summary of the Company's warrant activity:

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life

Outstanding - December 31, 2010	-	$-	-
Exercisable - December 31, 2010	-	$-	-
Granted	5,465,151	$1.80	-
Exercised	-	$-	-
Forfeited/Cancelled	-	$-	-
Outstanding - December 31, 2011	5,465,151	$1.80	1.49
Exercisable - December 31, 2011	5,440,151	$1.80	1.47

At December 31, 2011 and 2010, the total intrinsic value of warrants outstanding and exercisable was $0 and $0, respectively.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
Note 7 Related Party Transactions

As of December 31, 2011, a Director made advances on behalf of the Company for $10,865, which is included in accounts payable - related party.  In January 2012, this amount was repaid.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
Note 8 Income Taxes

The Company recognized deferred tax assets and liabilities for both the expected impact of differences between the financial statements and the tax basis of assets and liabilities, and for the expected future tax benefit to be derived from tax losses and tax credit carry forwards.  The Company will establish a valuation allowance to reflect the likelihood of realization of deferred tax assets.

The Company has net operating loss carry forwards for tax purposes totaling approximately $3,526,000, at December 31, 2011, expiring through 2031. There is a limitation on the amount of taxable income that can be offset by carry forwards after a change in control (generally greater than a 50% change in ownership).  Temporary differences, which give rise to a net deferred tax asset, are as follows:

Significant deferred tax assets at December 31, 2011 and 2010 are approximately as follows:

	2011	2010
Gross deferred tax assets:
Net operating loss carry forwards	$(1,198,000)	$(388,000)
Total deferred tax assets	1,198,000	388,000
Less: valuation allowance	(1,198,000)	(388,000)
Net deferred tax asset recorded	$-	$-

The valuation allowance at December 31, 2010 was approximately $388,000. The net change in valuation allowance during the year ended December 31, 2011 was an increase of approximately $810,000. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not, that some portion or all of the deferred income tax assets will not be realized.  The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.  Management considers the scheduled reversal of deferred income tax liabilities, projected future taxable income, and tax planning strategies in making this assessment.

Based on consideration of these items, management has determined that enough uncertainty exists relative to the realization of the deferred income tax asset balances to warrant the application of a full valuation allowance as of December 31, 2011 and 2010, respectively.

The actual tax benefit differs from the expected tax benefit for the years ended December 31, 2011 and 2010, respectively, (computed by applying the U.S. Federal Corporate tax rate of 34% to income before taxes) approximately as follows:

	2011	2010

Expected tax expense (benefit) - federal	$(2,261,000)	$(393,000)
Non-deductible stock compensation	1,440,000	68,000
Impairment loss	11,000	-
Change in valuation allowance	810,000	325,000
Actual tax expense (benefit)	$-	$-

Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS
Note 9 Contingencies

From time to time, the Company may become involved in various lawsuits and legal proceedings, which arise in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm its business. The Company is currently not aware of any such legal proceedings or claims that they believe will have, individually or in the aggregate, a material adverse affect on its business, financial condition or operating results.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
Note 10 Subsequent Events

(A) Commitments

On February 1, 2012, the Company entered into a domain lease agreement to lease www.ryu.com for 10 years at $1,000 per month for a total of $120,000. During the first five years of the agreement, the Company shall also give lessor product up to $11,000 in retail value.

At the end of the lease term, title to the domain name will transfer to the Company.  The Company intends to capitalize this asset and record a corresponding capital lease liability.  The asset will be amortized over a life of 10 years.

In connection with the domain lease agreement, the Company issued the following warrants:

Date	Quantity Granted	Fair Value	Vesting Schedule	Expiration

January 2012	15,000	$11,650	15,000 upon issuance	10 Years

The Black-Scholes assumptions used are as follows:

Exercise price	$0.98
Expected dividends	0%
Expected volatility	145%
Risk free interest rate	0.30%
Expected life of warrant	10 years

(B) Commitments - Related Party

On January 1, 2012, the Company entered into a consulting agreement with Exit 21 Global Solutions, LLC, ("Exit 21") an entity controlled by the Company's Chief Executive Officer and Chief Operating Officer, for product design, creation, development, merchandising, sourcing and production.  The term of the agreement is for six months and expires June 30, 2012.  The total cash compensation is $386,000.

(C) Employment Agreements

Effective January 1, 2012, the Company executed an employment agreement with its Chief Executive Officer as follows:

Term of agreement	1 year
Annual salary	$180,000
Number of options	100,000
Severance	$180,000

Through December 31, 2011, the Chief Executive Officer had served the same role, but in a consulting capacity through Exit 21.

(D)  Stock Issued for Cash and Warrants

In February 2012, The Company issued 1,500,000 shares for $1,500,000 ($1.00/share).  The Company also issued the holders a half stock purchase warrant (750,000 shares) with a maturity of 2 years and 6 months. The exercise price is $1.80 and requires a mandatory conversion by the holder if the market price of the common stock reaches $4.00.

(E)  Stock Issued for Services

On January 26, 2012 the Company issued 100,000 shares of common stock to a consultant, in exchange for services rendered, for a total of $98,000 ($0.98/share), based upon the quoted closing trading price.

(F)  Stock Options

On January 24, 2012, the Company had the following stock option grants:

Date	Quantity Granted	Fair Value	Vesting Schedule	Expiration

January 2012	770,000	$609,967	770,000 over 4 years	10 Years

The Black-Scholes assumptions used are as follows:

Exercise price	$1.00
Expected dividends	0%
Expected volatility	145%
Risk free interest rate	0.39%
Expected life of option	10 years
Expected forfeitures	0%

(G)  Warrants

In addition to the 15,000 warrants issued in connection with the domain lease agreement in Note 10 (A) and the 750,000 warrants issued in connection with the February 2012 private placement discussed in Note 10 (D), the Company also granted the following warrants for services rendered in January 2012:

Date	Quantity Granted	Fair Value	Vesting Schedule	Expiration

January 2012	100,000(1)	$86,859	100,000 upon issuance	5 Years

(1) The Company has also committed to grant an additional 400,000 warrants to this consultant. The grants will be in increments of 100,000 warrants after 3 months of service, over the course of 1 year. The Company will value these warrants for services rendered at each grant date, and these warrants will be fully vested upon grant. Grant dates will be April 2012, July 2012, October 2012 and January 2013.

The Black-Scholes assumptions used are as follows:

Exercise price	$1.20
Expected dividends	0%
Expected volatility	145%
Risk free interest rate	0.77%
Expected life of warrant	5 years
Expected forfeitures	0%